Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 1,647	$ 2,101
Securities purchased under agreement to resell	187	60
Short-term investments	1,038	884
Investments	5,292	5,728
Loans	4,746	5,096
Other assets	464	437
Total assets	13,374	14,306
Liabilities and shareholders' equity
Shareholders’ equity	1,004	865
Demand deposits	8,259	9,884
Term deposits	3,728	3,107
Other liabilities	285	278
Long-term debt	98	172
Total liabilities and shareholders' equity	13,374	14,306
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash and cash equivalents	1,555	2,008
Securities purchased under agreement to resell	187	60
Short-term investments	665	406
Investments	174	6
Loans	2,378	2,927
Other assets	0	0
Total assets	4,959	5,407
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	5,602	6,819
Term deposits	2,676	2,126
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	8,278	8,945
Interest rate sensitivity gap	(3,319)	(3,538)
Cumulative interest rate sensitivity gap	(3,319)	(3,538)
Interest Bearing Funds | 3 to 6 months
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	322	422
Investments	52	8
Loans	114	35
Other assets	0	0
Total assets	488	465
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	25
Term deposits	489	457
Other liabilities	0	0
Long-term debt	0	75
Total liabilities and shareholders' equity	489	557
Interest rate sensitivity gap	(1)	(92)
Cumulative interest rate sensitivity gap	(3,320)	(3,630)
Interest Bearing Funds | 6 to 12 months
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	51	56
Investments	156	179
Loans	330	166
Other assets	0	0
Total assets	537	401
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	479	437
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	479	437
Interest rate sensitivity gap	58	(36)
Cumulative interest rate sensitivity gap	(3,262)	(3,666)
Interest Bearing Funds | 1 to 5 years
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	765	943
Loans	1,548	1,533
Other assets	0	0
Total assets	2,313	2,476
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	84	87
Other liabilities	0	0
Long-term debt	98	97
Total liabilities and shareholders' equity	182	184
Interest rate sensitivity gap	2,131	2,292
Cumulative interest rate sensitivity gap	(1,131)	(1,374)
Interest Bearing Funds | After 5 years
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	4,145	4,592
Loans	338	406
Other assets	0	0
Total assets	4,483	4,998
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	4,483	4,998
Cumulative interest rate sensitivity gap	3,352	3,624
Non-interest bearing funds
Assets
Cash and cash equivalents	92	93
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	0	0
Loans	38	29
Other assets	464	437
Total assets	594	559
Liabilities and shareholders' equity
Shareholders’ equity	1,004	865
Demand deposits	2,657	3,040
Term deposits	0	0
Other liabilities	285	278
Long-term debt	0	0
Total liabilities and shareholders' equity	3,946	4,183
Interest rate sensitivity gap	(3,352)	(3,624)
Cumulative interest rate sensitivity gap	$ 0	$ 0